Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - Recurring Fair Value Measurement [Member] - CLP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Financial assets	$ 7,963,913	$ 6,974,100
LIABILITIES
Financial liabilities	3,644,874	2,925,587
Currency forwards [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	530,445	391,049
Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	3,113,516	2,534,164
Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	403	343
Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	510	31
Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	472,283	332,724
Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	160,751	50,743
Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	22,877	111
Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	182,268	232,083
Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	4,658	8,824
Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	47,598	39,842
Trading Portfolio Financial Assets [member] | Financial assets not held for trading mandatorily measured at fair value through profit or loss [Member]
ASSETS
Financial assets	53,206
Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	925	1,121
Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,735,290	3,660,450
Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	311,319	45,386
Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	232,350	366,487
Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	2,971,905	2,325,668
Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	205,358	138,845
Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	14,358	784,064
Financial derivative contracts [member]
ASSETS
Financial assets	3,756,340	2,980,926
LIABILITIES
Financial liabilities	3,644,874	2,925,587
Derivative financial instruments [member] | Currency forwards [Member]
ASSETS
Financial assets	488,261	382,206
Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets	3,267,426	2,598,071
Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets	$ 653	$ 649